Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents, net	$ 18,269	$ 17,506	$ 18,105
Restricted cash held for customers	1,470	122	255
Crypto assets held, net	1,612	1,241	421
Accounts receivable, net	1,528	1,339	625
Prepaid expenses and other current assets	1,247	2,702	425
Total current assets	24,126	22,910	19,831
Property and equipment, net	15,391	16,245	6,295
Software development, net	4,925	5,239	517
Right of use assets – operating leases	31,287	33,613	21,068
Right of use assets – finance leases		0	991
Other noncurrent assets	50	26	11
Total assets	75,779	78,033	48,713
Current liabilities:
Accounts payable and accrued expenses	8,584	11,133	6,027
Accounts payable, related-party	1,299	818	796
Liability for cash held for customers	1,470	122	255
Operating lease liabilities, current portion	9,731	9,627	7,205
Finance lease liabilities, current portion		0	1,075
Income tax payable	18	0	349
Long-term debt, current portion		0	546
Equipment notes payable, current portion	2,822	3,084	0
Short-term debt	162	256	95
Note payable, related-party		0	4,000
Convertible debt, related-party	3,000	0
Other current liabilities	330	376	88
Total current liabilities	27,416	25,416	20,436
Long-term liabilities:
Operating lease liabilities, net of current portion	21,556	23,986	13,863
Equipment notes payable, net of current portion	2,161	3,344	0
Deferred tax liabilities, net	645	914	396
Convertible debt, related-party	0	3,000	3,000
Total long-term liabilities	24,362	31,244	17,259
Total liabilities	51,778	56,660	37,695
Commitments and contingencies (Note 15)
Stockholders’ equity:
Preferred stock, $0.001 par value 5,000,000,000 shares authorized; No shares issued and outstanding as of December 31, 2024 and 2023, respectively.	0	0	0
Common stock, $0.001 par value 10,000,000,000 shares authorized; 4,095,009,545 and 4,094,459,545 shares issued and outstanding as of December 31, 2024 and 2023, respectively.	4,095	4,095	4,094
Additional paid in capital	11,982	11,982	11,926
Accumulated income (deficit)	8,161	5,537	(4,747)
Accumulated other comprehensive loss	(237)	(241)	(255)
Total stockholders’ equity	24,001	21,373	11,018
Total liabilities and stockholders’ equity	$ 75,779	$ 78,033	$ 48,713